GEOGRAPHIC AND CUSTOMER INFORMATION - Schedule of Reportable Segments (Parenthetical) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 3,571	$ 1,735
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,926	$ 1,351